Income Taxes - Tax Credit Carryforwards (Details) - Research and development	Dec. 31, 2016 USD ($)
Federal
Tax Credit Carryforward
Credit carryforwards	$ 2,469,000
State
Tax Credit Carryforward
Credit carryforwards	$ 2,651,000